Unaudited Historical and Pro Forma Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2015 shares
Common Stock, Shares, Issued	7,016,796
Common Stock, Shares, Outstanding	7,016,796
Pro Forma [Member]
Common Stock, Shares, Issued	9,626,796
Common Stock, Shares, Outstanding	9,626,796